Capital Stock and Changes in Capital Accounts (Narrative Incentive Plan) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	51,394,759
Compensation cost on restricted stock	$ 3,918	$ 5,270
Unrecognized cost for unvested restricted shares	$ 21,904		$ 5,749
Total compensation cost not yet recognized, Period for recognition	4 years 4 months 28 days
Total fair value of shares vested during the period	$ 8,756	$ 10,584
Additional shares authorized under the equity incentive plan	50,000,000